LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
Outstanding principal balances of Long-term debt comprises of the following:

	December 31, 2023		December 31, 2022
	Cost	Fair value	Cost	Fair value
Market-indexed notes:
LMATT Series 2024, Inc.	$9,124,944	$9,477,780	$9,866,900	$8,067,291
LMATT Series 2.2024, Inc.	2,981,480	3,551,852	2,333,391	2,354,013
LMATT Growth & Income Series 1.2026, Inc	492,582	569,862	400,000	400,000
Secured borrowing:
LMA Income Series, LP	21,889,444	22,368,209	17,428,349	17,428,349
LMA Income Series II, LP	32,380,852	32,380,852	—	—
Unsecured borrowing:
Fixed Rate Senior Unsecured Notes	35,650,000	35,650,000	—	—
SPV Purchase and Sale Note	26,538,004	26,538,004	—	—
Sponsor PIK Note	11,115,865	11,115,865	—	—
Deferred issuance costs and discounts	(1,831,910)	(1,831,910)	—	—
Total debt	$138,341,261	$139,820,514	$30,028,640	$28,249,653
Less current portion of
long-term debt	$(11,440,236)	$(13,029,632)	—	—
Total long-term debt	$126,901,025	$126,790,882	$30,028,640	$28,249,653

Schedule of Maturities of Long-Term Debt
The following table shows scheduled principal payments by year for our long-term debt as of December 31, 2023:

	Payments Year
	2024	2025	2026	2027	2028	Thereafter	Total
Market-indexed notes:
LMATT Series 2024, Inc.	$9,477,780	$—	$—	$—	$—	$—	$9,477,780
LMATT Series 2.2024, Inc.	3,551,852	—	—	—	—	—	3,551,852
LMATT Growth & Income Series 1.2026, Inc.	—	—	569,862	—	—	—	569,862
Secured borrowing:
LMA Income Series, LP	—	22,368,209	—	—	—	—	22,368,209
LMA Income Series II, LP	—	—	32,380,852	—	—	—	32,380,852
Unsecured borrowing:
Fixed Rate Senior Unsecured Notes	—	—	—	—	35,650,000	—	35,650,000
SPV Purchase and Sale Note	—	—	26,538,004	—	—	—	26,538,004
Sponsor PIK Note	—	—	—	—	11,115,865	—	11,115,865
	$13,029,632	$22,368,209	$59,488,718	$—	$46,765,865	$—	$141,652,424